T. ROWE PRICE Retirement Balanced Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 56.8%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  542,772 27,681 53,362 103,200,278 543,865
New Income Fund  259,788 72,596 17,307 32,386,876 315,448
International Bond Fund (USD
Hedged)  85,661 30,311 6,238 10,906,849 111,032
Emerging Markets Bond Fund  63,269 13,248 4,785 6,926,400 77,229
Dynamic Global Bond Fund  56,204 20,773 3,613 7,568,036 75,983
High Yield Fund  53,331 21,627 5,780 11,121,701 73,737
Floating Rate Fund  21,207 16,183 1,467 3,878,788 37,081
U.S. Treasury Long-Term Index
Fund  14,500 20,016 1,597 2,242,247 25,517
Total Bond Mutual Funds (Cost $1,210,955) 1,259,892
EQUITY MUTUAL FUNDS 40.3%
T. Rowe Price Funds:
Equity Index 500 Fund  422,496 25,696 100,064 2,683,106 270,538
Value Fund  7,925 69,449 4,962 2,074,507 90,614
Growth Stock Fund (2) 10,009 66,098 4,049 858,036 85,315
International Value Equity Fund  72,060 3,717 20,487 4,952,533 73,198
Overseas Stock Fund  66,744 3,419 12,308 5,856,148 72,792
International Stock Fund  63,938 3,560 11,666 3,231,646 69,771
Emerging Markets Stock Fund  39,791 1,565 11,124 733,778 41,554
Mid-Cap Value Fund  31,675 2,725 5,063 1,227,704 39,422
Mid-Cap Growth Fund  37,306 2,849 7,794 332,510 38,398
Small-Cap Value Fund  18,596 1,091 3,116 432,112 25,032
New Horizons Fund (2) 29,507 3,675 9,273 298,099 24,730
Small-Cap Stock Fund  21,967 1,291 5,413 359,150 24,440
Real Assets Fund  19,594 1,030 3,560 1,683,255 21,815
Emerging Markets Discovery
Stock Fund  364 7,691 58 620,706 9,677
U.S. Large-Cap Core Fund  221 6,330 46 254,659 7,877
Total Equity Mutual Funds (Cost $467,023) 895,173

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 55,108 159,736 150,395 64,448,908 64,449
Total Short-Term Investments (Cost $64,449) 64,449
Total Investments in Securities 100.0%
(Cost $1,742,427) $ 2,219,514
Other Assets Less Liabilities (0.0)% (1,011)
Net Assets 100.0% $ 2,218,503
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 32 $ 2,619 $ 1,290
Emerging Markets Bond Fund (205) 5,497 3,084
Emerging Markets Discovery Stock Fund 53 1,680 60
Emerging Markets Stock Fund 4,184 11,322 468
Equity Index 500 Fund 148,999 (77,590) 4,633
Floating Rate Fund (31) 1,158 856
Growth Stock Fund 3,471 13,257 —
High Yield Fund 130 4,559 3,059
International Bond Fund (USD Hedged) 479 1,298 1,414
International Stock Fund 5,217 13,939 773
International Value Equity Fund 982 17,908 1,748
Limited Duration Inflation Focused Bond Fund 6,203 26,774 1,754
Mid-Cap Growth Fund 5,225 6,037 73
Mid-Cap Value Fund 1,722 10,085 641
New Horizons Fund 7,979 821 —
New Income Fund 3,024 371 5,861
Overseas Stock Fund 3,048 14,937 1,462
Real Assets Fund 321 4,751 481
Small-Cap Stock Fund 2,818 6,595 144
Small-Cap Value Fund 873 8,461 207
U.S. Large-Cap Core Fund 48 1,372 73
U.S. Treasury Long-Term Index Fund 4,074 (7,402) 277
Value Fund 1,726 18,202 1,244
U.S. Treasury Money Fund, 0.09% — — 98
Totals $ 200,372# $ 86,651 $ 29,700+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $26,906 of the net realized gain (loss).
+ Investment income comprised $29,700 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement Balanced Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F145-054Q3 02/21